Financial Instrument (Tables)	12 Months Ended
Mar. 31, 2025
Financial Instrument [Abstract]
Schedule of Financial Instrument
	As of March 31,
	2024	2025	2025
	S$	S$	US$
Financial instrument, beginning	221,791	231,293	172,029
Net fair value change (Note 4)	9,502	5,478	4,074
Financial instrument, ending	231,293	236,771	176,103